Note 4 - Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011

Machines and equipment	$233,793	$232,848
Office and computer equipment	179,349	224,600
Software	41,872	41,872
Furniture and fixtures	25,679	24,613
Vehicles	22,531	22,531
Leasehold improvements	-	67,421
Other assets	2,446	2,378
Total	505,670	616,263
Accumulated depreciation	(472,828)	(565,057)
Net property and equipment	$32,842	$51,206